Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Net income	$136,740	$74,042	$52,729
Less dividends on preferred stock	(10,125)	(7,046)	(818)
Less undistributed net income allocated to participating preferred stock	—	(3,678)	(10,400)
Net income allocated to common shareholders	$126,615	$63,318	$41,511
(Units in Thousands)
Average common shares outstanding	122,245	104,014	74,892
Common share equivalents:
Stock options	1,616	1,663	2,209
Nonvested stock	88	274	405
Average common shares outstanding, assuming dilution	123,949	105,951	77,506
Basic earnings per share	$1.04	$0.61	$0.55
Diluted earnings per share	$1.02	$0.60	$0.54

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Common shares attributed to these antidilutive securities had these securities been exercised or converted as of December 31, 2013 2012 and 2011 are as follows:

	2013	2012	2011
Stock Options	3,800,027	5,648,587	5,160,127